Schedule of Reconciliation of Income Tax Rate (Details) (Parenthetical)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%		17.00%
CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	0.00%